Investments accounted for using equity method - Additional Information (Details) € in Millions, ¥ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 EUR (€)
Investment Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	¥ 1,531	€ 200
Consortium concerto
Investment Accounted For Using Equity Method [Line Items]
Investment on equity interest	9.94%	9.94%